Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	VOLATILITY SHARES TRUST
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
-1x Short VIX Mid-Term Futures Strategy ETF
Shareholder Report [Line Items]
Fund Name	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Class Name	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Trading Symbol	ZIVB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/zivb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/zivb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/zivb for more recent performance information.
Net Assets	$ 11,152,380
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,152,380
Number of Holdings	5
Portfolio Turnover	0%
30-Day SEC Yield	1.37%
30-Day SEC Yield Unsubsidized	1.37%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CBOE VIX Futures Dec2024	18.5%
CBOE VIX Futures Jan2025	33.1%
CBOE VIX Futures Feb2025	33.8%
CBOE VIX Futures March2025	14.4%

Updated Prospectus Web Address	https://www.volatilityshares.com/zivb
2x Bitcoin Strategy ETF
Shareholder Report [Line Items]
Fund Name	2x Bitcoin Strategy ETF (Consolidated)
Class Name	2x Bitcoin Strategy ETF (Consolidated)
Trading Symbol	BITX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/bitx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$76	1.85%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.85%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/bitx for more recent performance information.
Net Assets	$ 1,444,159,086
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,444,159,086
Number of Holdings	4
Portfolio Turnover	0%
30-Day SEC Yield	-0.95%
30-Day SEC Yield Unsubsidized	-0.95%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Bitcoin Futures Oct2024	21.2%
CME Bitcoin Futures Sept2024	178.6%
Reverse Repurchase Agreements	-205.0%

Updated Prospectus Web Address	https://www.volatilityshares.com/bitx
2x Ether ETF
Shareholder Report [Line Items]
Fund Name	2x Ether ETF (Consolidated)
Class Name	2x Ether ETF (Consolidated)
Trading Symbol	ETHU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ethu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$16	0.94%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ethu for more recent performance information.
Net Assets	$ 106,571,237
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$106,571,237
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-1.07%

Holdings [Text Block]

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Ether Futures Sept24	199.8%
Reverse Repurchase Agreements	-277.9%

Updated Prospectus Web Address	https://www.volatilityshares.com/ethu